Financial risk management - Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 517,815,577	₩ 478,383,450
Level 2 | Due from banks at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 23,964,458	₩ 29,957,444
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 2,387,533	₩ 2,187,270
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 2 | Securities at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 25,773,563	₩ 26,172,786
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 14,200,356	₩ 8,661,345
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 46,431,218	₩ 43,684,992
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 9,413,875	₩ 10,383,020
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,534,611	₩ 1,768,542
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 180,908,144	₩ 156,266,212
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 463,622,473	₩ 436,259,587
Level 3 | Due from banks at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value		₩ 869,919
Valuation technique		DCF
Significant inputs		Discount rate
Level 3 | Loans at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 388,019,289	₩ 356,631,939
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 3 | Securities at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 88,421	₩ 80,451
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 9,188,853	₩ 11,698,433
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Debt securities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 33,726,679	₩ 32,419,598
Valuation technique	DCF	DCF
Significant inputs	Discount rate, regression coefficient, correlation coefficient	Discount rate, regression coefficient, correlation coefficient
Level 3 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 20,458,311	₩ 23,753,108
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 41,521,551	₩ 39,835,395
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 183,821,188	₩ 170,272,583
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate